UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment           [_];  Amendment Number: ______

This Amendment (Check only one.):          [_] is a restatement.
                                           [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Kingdom Ridge Capital, L.L.C.
Address:    81 Main Street, Suite 209
            White Plains, NY 10601

Form 13F File Number:     028-13333

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Manley
Title:     Chief Financial Officer
Phone:     (914) 517-8654

Signature, Place, and Date of Signing:

/s/ Michael Manley           White Plains, New York          February 14, 2011
---------------------    ----------------------------    -----------------------
     [Signature]               [City, State]                      [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            1

Form 13F Information Table Entry Total:       21

Form 13F Information Table Value Total:    $359,618
                                           thousands)
List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 No.        Form 13F File Number      Name

  1.        028-13335                 Kingdom Ridge Capital Master Fund, Ltd.


                                      FORM 13F INFORMATION TABLE
                                      Kingdom Ridge Capital, LLC



COLUMN 1                     COLUMN  2      COLUMN 3    COLUMN 4       COLUMN 5           COLUMN 6    COLUMN 7       COLUMN 8

                             TITLE                      VALUE     SHRS OR   SH/  PUT/   INVESTMENT    OTHER        VOTING AUTHORITY
NAME OF ISSUER               OF CLASS       CUSIP       (X$1000)  PRN AMT   PRN  CALL   DISCRETION    MANAGERS   SOLE   SHARED NONE
--------------               --------       -----       --------  -------   ---  ----   ----------    --------   ----   ------ ----
ADOBE SYS INC                COM            00724F101   17,699      575,000 SH          DEFINED       1            575,000
ADOBE SYS INC                COM            00724F101    6,156      200,000      CALL   DEFINED       1            200,000
ALCATEL-LUCENT               SPONSORED ADR  013904305   10,360    3,500,000 SH          DEFINED       1          3,500,000
ALLOT COMMUNICATIONS LTD     SHS            M0854Q105    4,410      378,900 SH          DEFINED       1            378,900
APPLIED MICRO CIRCUITS CORP  COM NEW        03822W406   55,467    5,193,498 SH          DEFINED       1          5,193,498
CAVIUM NETWORKS INC          COM            14965A101    3,768      100,000 SH          DEFINED       1            100,000
CIENA CORP                   COM NEW        171779309   45,258    2,150,000 SH          DEFINED       1          2,150,000
MICROCHIP TECHNOLOGY INC     COM            595017104   17,105      500,000      PUT    DEFINED       1            500,000
MICRON TECHNOLOGY INC        COM            595112103    8,020    1,000,000 SH          DEFINED       1          1,000,000
MONOLITHIC PWR SYS INC       COM            609839105    1,652      100,000 SH          DEFINED       1            100,000
MOTOROLA INC                 COM            620076109    9,524    1,050,000 SH          DEFINED       1          1,050,000
NETAPP INC                   COM            64110D104   16,488      300,000 SH          DEFINED       1            300,000
NETFLIX INC                  COM            64110L106   30,748      175,000      PUT    DEFINED       1            175,000
NETLOGIC MICROSYSTEMS INC    COM            64118B100    1,684       53,600 SH          DEFINED       1             53,600
OCLARO INC                   COM NEW        67555N206   16,701    1,270,000 SH          DEFINED       1          1,270,000
PMC-SIERRA INC               COM            69344F106    5,154      600,000 SH          DEFINED       1            600,000
QUALCOMM INC                 COM            747525103   58,151    1,175,000 SH          DEFINED       1          1,175,000
SEMILEDS CORP                COM            816645105    9,296      320,000 SH          DEFINED       1            320,000
SYNAPTICS INC                COM            87157D109   14,690      500,000      PUT    DEFINED       1            500,000
VOLTERRA SEMICONDUCTOR CORP  COM            928708106   11,348      490,000 SH          DEFINED       1            490,000
XILINX INC                   COM            983919101   15,939      550,000 SH          DEFINED       1            550,000




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